Consolidated Statement of Profit or Loss - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues		€ 76,442,505	€ 66,790,840	€ 49,743,515
Operating Expenses
Cost of Sales		(1,796,629)	0	0
Research and Development		(106,397,017)	(113,313,679)	(93,962,975)
Selling		(6,382,510)	(4,816,038)	(2,444,224)
General and Administrative		(21,927,731)	(15,717,578)	(13,431,955)
Total Operating Expenses		(136,503,887)	(133,847,295)	(109,839,154)
Other Income		1,644,632	1,119,598	708,571
Other Expenses		(689,343)	(1,670,792)	(553,925)
Earnings before Interest and Taxes (EBIT)		(59,106,093)	(67,607,649)	(59,940,993)
Finance Income		417,886	712,397	1,385,164
Finance Expenses		(753,588)	(1,894,852)	(1,308,322)
Impairment Losses on Financial Assets		(1,035,000)	0	0
Income Tax Benefit / (Expenses)		4,304,674	(1,036,365)	(518,625)
Consolidated Net Loss	[1]	€ (56,172,121)	€ (69,826,469)	€ (60,382,776)
Earnings per Share, basic and diluted		€ (1.79)	€ (2.41)	€ (2.28)
Shares Used in Computing Earnings per Share, basic and diluted		31,338,948	28,947,566	26,443,415

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.